Stock options (Schedule of detailed information about number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Oct. 31, 2020 share $ / shares	Oct. 31, 2019 share $ / shares
Stock Options [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	5,730,000	6,250,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.25	$ 0.29
Number of share options cancelled in share-based payment | share	(2,040,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 0.25
Number of share options expired in share-based payment arrangement | share	(1,490,000)	(520,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 0.46	$ 0.34
Number of share options outstanding in share-based payment arrangement at end of period | share	2,200,000	5,730,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.10	$ 0.25